Components of Inventory (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Inventory Disclosure [Abstract]
Raw materials	$ 20,580	$ 30,914
Work-in-progress	8,647	11,189
Finished goods	1,266	4,629
Inventories	$ 30,493	$ 46,732